Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Summarized Consolidated Statements of Operations Data for Discontinued Operations

Summarized Consolidated Statements of Operations data for discontinued operations are as follows:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Net revenue	$—	$76.6
Earnings/(loss) before income taxes	(4.9)	(4.0)
Income tax (benefit)/expense	—	—
Earnings/(loss) from discontinued operations, net of tax	$(4.9)	$(4.0)

Summarized consolidated statements of operations data for these discontinued operations are as follows:

	Fiscal Year Ended June 30,
(in millions)	2012	2011	2010
Net revenue	$94.3	$188.9	$258.4

Earnings /(loss) before income taxes	(41.2)	(20.1)	(50.1)
Income tax (benefit)/expense	0.1	0.9	(0.4)

Earnings/ (loss) from discontinued operations, net of tax	$(41.3)	$(21.0)	$(49.7)

Summary Of Balance Sheet Data For Discontinued Operations

Summarized balance sheet data for these discontinued operations is as follows:

(in millions)	June 30, 2012	June 30, 2011
Assets held for sale
Working capital and other assets	—	28.0
Property, Plant and Equipment, net	—	38.2

Total assets held for sale	—	66.2

Liabilities held for sale
Current liabilities	—	11.3
Other liabilities	—	0.3

Total liabilities held for sale	—	11.6